UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	Last day of February
Date of reporting period:	February 28, 2018

Item #1. Reports to Stockholders.

INDEX	DGHM All-Cap Value Fund; DGHM V2000 SmallCap Value Fund; DGHM MicroCap Value Fund

For the year ended February 28, 2018

# Annual Report

## DGHM FUNDS

DGHM All-Cap Value Fund

DGHM V2000 SmallCap Value Fund

DGHM MicroCap Value Fund

DGHM All-Cap Value Fund
As of February 28, 2018 (unaudited)

For the fiscal year ended February 28, 2018, DGHM All-Cap Value Fund’s Institutional Class shares returned 4.52%. These returns are based on performance after fees and expenses. The Fund’s benchmark index, the Russell 3000® Value Index, returned 7.39% during this time period.
Sectors that had a positive impact on performance were Healthcare, Banks, and Basic Materials. Healthcare was led by Abbott Labs (+37%). Banks were led by Regions Financial (+30%). Basic Materials were led by Owens Corning (+41%). We continue to hold all three stocks and believe that they all continue to have a positive outlook.
Sectors that had a negative impact on performance were Insurance, Energy, and Technology. The Insurance sector was negatively impacted by Renaissance Re Holdings (-7%). This stock was down due to concerns over weak pricing within the reinsurance space. We have subsequently sold the name over these concerns. The Energy sector was negatively impacted by Precision Drilling (-40%). This stock was down due to concerns that growing oil production would negatively impact their future business. We subsequently sold this name due to our portfolio stop loss rule. The Technology sector was weak due to stocks we did not own but were in the benchmark and generated strong returns; we were overweight the sector versus the benchmark which helped offset some of the underperformance. Finally, our average cash position of approximately 3% was a drag to performance given the benchmark’s strong returns.
Thank you for your continued support.
Yours truly,
Jeffrey C. Baker, CFA
Chief Investment Officer
(212) 557-2595

DGHM ALL-CAP VALUE FUND
Comparison of $10,000 Investment
As of February 28, 2018 (unaudited)

	Investor Shares
	Total Return One Year Ended 2/28/18	Average Annual Return
		Five years ended 2/28/18	Ten years ended 2/28/18
DGHM All-Cap Value Fund:	4.07%	10.19%	8.02%
Russell 3000® Value Index:	7.39%	11.93%	7.95%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 3000® Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.
All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.10%, excluding 12b-1 fees, for the period ending June 30, 2018. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.
Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

DGHM ALL-CAP VALUE FUND
Comparison of $10,000 Investment
As of February 28, 2018 (unaudited)

	Class C Shares
	Total Return One Year Ended 2/28/18	Average Annual Return
		Five years ended 2/28/18	Ten Years Ended 2/28/18

DGHM All-Cap Value Fund:	3.42%	9.44%	7.26%
Russell 3000® Value Index:	7.39%	11.93%	7.95%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 3000® Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.
All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.10%, excluding 12b-1 fees, for the period ending June 30, 2018. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.
Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

DGHM ALL-CAP VALUE FUND
Comparison of $10,000 Investment
As of February 28, 2018 (unaudited)

	Institutional Shares
	Total Return One Year Ended 2/28/18	Average Annual Return
		Five years ended 2/28/18	Since Inception 07/19/10 to 02/28/18

DGHM All-Cap Value Fund:	4.52%	10.57%	10.88%
Russell 3000® Value Index:	7.39%	11.93%	13.54%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 3000® Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.
All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.10%, for the period ending June 30, 2018. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.
Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

DGHM ALL-CAP VALUE FUND
Portfolio Holdings by Sector
As of February 28, 2018 (unaudited)

DGHM ALL-CAP VALUE FUND
Schedule of Investments
As of February 28, 2018

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	98.22%
	COMPUTER/SOFTWARE	5.62%
2,394	Check Point Software Technologies Ltd.*		$ 248,713
6,624	Cisco Systems, Inc.		296,623
			545,336
	DIVERSIFIED FINANCIAL SERVICES	26.03%
5,615	CIT Group Inc.		297,876
7,728	Invesco Limited		251,469
3,694	JPMorgan Chase & Co.		426,657
2,246	PNC Financial Services Group, Inc.		354,104
4,260	Principal Financial Group, Inc.		265,526
2,736	Prudential Financial, Inc.		290,891
15,137	Regions Financial Corp.		293,809
4,931	SunTrust Banks, Inc.		344,381
			2,524,713
	HEALTHCARE	15.66%
6,099	Abbott Laboratories		367,953
23,964	Allscripts Healthcare Solutions, Inc.*		332,381
17,941	Brookdale Senior Living Inc.*		117,155
6,911	Encompass Health Corp.		368,080
9,379	Smith & Nephew plc		332,673
			1,518,242
	INDUSTRIAL	2.08%
5,857	Quanta Services, Inc.*		201,715
	INSURANCE	3.01%
3,163	The Allstate Corp.		291,818
	INTEGRATED UTILITIES	20.90%
3,307	AGCO Corp.		220,246
10,780	Cabot Oil & Gas Corp.		260,445
7,227	National Oilwell Varco, Inc.		253,595
3,689	Owens Corning		299,916
4,319	Public Service Enterprise Group Inc.		209,169
8,286	Suncor Energy, Inc.		272,775
19,464	WPX Energy Inc.		275,026
5,444	Xcel Energy, Inc.		235,616
			2,026,788

DGHM ALL-CAP VALUE FUND
Schedule of Investments
As of February 28, 2018 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MEDIA	2.32%
4,254	CBS Corp.		$ 225,334
	MISCELLANEOUS MANUFACTURING	16.96%
3,448	Analog Devices, Inc.		310,837
2,882	Eastman Chemical Co.		291,313
6,261	Masco Corp.		257,452
2,728	Regal Beloit Corp.		197,234
2,419	The JM Smucker Company		305,520
3,603	The Procter & Gamble Co.		282,908
			1,645,264
	REAL ESTATE INVESTMENT TRUSTS	1.88%
4,649	Liberty Property Trust		182,520
	RETAIL	3.76%
5,850	The Gap, Inc.		184,743
3,468	Williams-Sonoma, Inc.		179,504
			364,247
	TOTAL COMMON STOCKS
	(Cost: $7,541,905)	98.22%	9,525,977
	SHORT TERM INVESTMENTS	1.69%
164,001	Federated Treasury Obligations Fund 1.25%**
	(Cost: $164,001)		164,001
	TOTAL INVESTMENTS	99.91%
	(Cost: $7,705,906)		9,689,978
	Other assets, net of liabilities	0.09%	9,041
	NET ASSETS	100.00%	$ 9,699,019

*	Non-income producing
**	Effective 7 day yield at February 28, 2018

See Notes to Financial Statements

DGHM V2000 SmallCap Value Fund
As of February 28, 2018 (unaudited)

The DGHM V2000 Small Cap Value Fund Institutional Class shares returned 2.77% for the fiscal year ended February 28, 2018, and the Investor Class shares returned 2.37%. These returns are based on performance after fees and expenses. The Fund’s benchmark, the Russell 2000® Value Index, increased 2.96% during the same time period.
Gross of fees, the Fund outperformed the benchmark due to good stock selection across several sectors. Eight of sixteen sectors outperformed led by Technology, Basic Materials and Energy, while the bottom three sectors were Capital Goods, Miscellaneous Financials and Real Estate. Among the top contributors were two technology companies: IPG Photonics (+117%), a fiber laser producer, and Teradyne (+66%), a semiconductor test equipment maker. Both companies reported better-than-expected results and boosted guidance. Medical technology company, Merit Medical Systems (+63%) reported good results and announced several tuck-in acquisitions. Another winner was leading truck operator, Old Dominion Freight Line (+54%), which reported better-than-expected revenue growth as tonnage grew 6%. On the negative side, one of our poor performers was oil service provider Precision Drilling (-44%). The stock sold off due to lower energy prices in the middle of the year. We replaced Precision Drilling with another energy company. Milk producer Dean Foods (-46%) was another weak performer due to poor earnings. Increased competition and rising milk costs continue to squeeze margins. We sold the stock in the third quarter. Mergers and acquisitions (M&A) boutique, Greenhill (-30%), also performed poorly for the year. Large deal volume slowed significantly in 2017 which led to negative earnings surprises. However, in the third quarter the company announced a recapitalization of the company which included a significant tender offer for their shares. We anticipate an improved M&A environment which should lead to better earnings in 2018. We continue to hold the shares.
At DGHM a key part of our strategy is conducting intensive fundamental research to build an attractive portfolio of high quality small cap stocks, one stock at a time. We strive to construct a portfolio with the ideal trade-off between low valuation, high profitability and financial strength. As the following table demonstrates, the collective effort of our nine Sector Specialists produced a portfolio with most characteristics superior to those of the benchmark.

DGHM V2000 SmallCap Value Fund
As of February 28, 2018 (unaudited)

Portfolio Characteristics as of February 28, 2018

	V2000 SmallCap	Russell 2000®
Valuation	Value Fund	Value Index

EV/EBITDA(1)	11.0x	11.3x
Free Cash Flow Yield	4.8%	3.9%
Last 12 Months P/E	20.8x	24.5x
Dividend Yield	1.6%	1.2%

Profitability

EBITDA ROA (excludes cash)	14.9%	10.3%
5YR Avg EBITDA ROA (excludes cash)	14.8%	11.0%
EBITDA Margins	13.9%	13.2%
Last 12 Months ROE	8.7%	6.6%
Balance Sheet

Net Debt / Total Capital	30.2%	27.3%
EBITDA / Interest Expense	7.6x	6.7x

(1)
EV/EBITDA means Enterprise Value divided by Earnings Before Interest, Taxes, Depreciation and Amortization. Our definition of Enterprise Value is market capitalization plus debt plus other long-term liabilities minus cash.

We appreciate the opportunity to serve as your Fund’s investment advisor.
Best regards,
Peter Gulli, CFA
(630) 717-2720
pgulli@dghm.com

DGHM V2000 SMALLCAP VALUE FUND
Comparison of $10,000 Investment
As of February 28, 2018 (unaudited)

	Investor Shares
	Total Return One Year Ended 2/28/18	Average Annual Return
		Five years ended 2/28/18	Since Inception 06/30/10 to 02/28/18

DGHM V2000 SmallCap Value Fund:	2.37%	9.37%	11.18%
Russell 2000® Value Index:	2.96%	10.59%	12.71%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.
All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 0.98%, excluding 12b-1 fees, for the period ending June 30, 2018. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.
Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

DGHM V2000 SMALLCAP VALUE FUND
Comparison of $100,000 Investment
As of February 28, 2018 (unaudited)

(MISSING IMAGE)

	Institutional Shares
	Total Return One Year Ended 2/28/18	Average Annual Return
		Five years ended 2/28/18	Since Inception 6/30/10 to 2/28/18

DGHM V2000 SmallCap Value Fund:	2.77%	9.80%	11.65%
Russell 2000® Value Index:	2.96%	10.59%	12.71%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.
All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 0.98%, for the period ending June 30, 2018. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.
Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

DGHM V2000 SMALLCAP VALUE FUND
Portfolio Holdings by Sector
As of February 28, 2018 (unaudited)

DGHM V2000 SMALLCAP VALUE FUND
Schedule of Investments
As of February 28, 2018

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	97.11%
	BANKS	19.71%
40,199	Associated Banc-Corp.		$ 992,915
22,326	Community Trust Bancorp, Inc.		971,181
43,612	First Horizon National Corp.		830,809
33,171	First Midwest Bancorp, Inc.		803,402
54,936	Fulton Financial Corp.		994,342
39,974	Greenhill & Co., Inc.		813,471
16,892	Hancock Holding Co.		873,316
44,884	Old National Bancorp		763,028
37,362	Provident Financial Services		929,567
26,330	Sandy Spring Bancorp, Inc.		1,020,551
18,201	Washington Federal, Inc.		631,575
13,083	WesBanco, Inc.		539,150
			10,163,307
	COMMERCIAL SERVICES	1.58%
15,845	ServiceMaster Global Holdings, Inc.*		813,799
	HEALTHCARE	4.99%
87,957	Allscripts Healthcare Solutions, Inc.*		1,219,964
14,422	LHC Group, Inc.*		928,488
9,286	Merit Medical Systems, Inc.*		422,513
			2,570,965
	INDUSTRIAL	7.44%
35,274	ABM Industries, Inc.		1,240,234
32,797	Atkore International Group Inc.*		713,007
12,731	On Assignment, Inc.*		976,340
17,514	The Greenbrier Companies, Inc.		907,225
			3,836,806
	INSURANCE	7.08%
32,535	CNO Financial Group, Inc.		733,339
25,163	Employers Holdings, Inc.		985,131
20,635	Horace Mann Educators Corp.		849,130
52,877	Radian Group, Inc.		1,085,036
			3,652,636

DGHM V2000 SMALLCAP VALUE FUND
Schedule of Investments
As of February 28, 2018 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	INVESTMENT SERVICES	3.83%
67,053	Kennedy-Wilson Holdings, Inc.		$ 1,096,317
22,042	Legg Mason, Inc.		879,696
			1,976,013
	MATERIALS	1.80%
22,491	PolyOne Corp.		929,103
	MEDIA	1.85%
13,322	Nexstar Media Group, Inc.		951,857
	MISCELLANEOUS MANUFACTURING	15.59%
29,496	Continental Building Products, Inc.*		802,291
11,908	Edgewell Personal Care Co.*		597,186
19,751	Global Brass & Copper Holdings, Inc.		558,953
3,353	IPG Photonics Corp.*		823,631
9,019	Kaiser Aluminum Corp.		905,237
20,852	Mueller Industries, Inc.		552,370
36,928	Orion Engineered Carbons SA		1,017,366
59,464	Rambus, Inc.*		755,787
25,470	Teradyne, Inc.		1,156,338
53,821	TTM Technologies, Inc*		869,747
			8,038,906
	OIL & GAS SERVICES	7.53%
58,364	CNX Resources Corp.*		937,910
20,290	Dril-Quip, Inc.*		914,065
13,360	Vectren Corp.		804,940
86,954	WPX Energy, Inc.*		1,228,660
	.		3,885,575
	REAL ESTATE INVESTMENT TRUSTS	8.39%
79,245	Brandywine Realty Trust		1,240,977
81,887	Colony NorthStar, Inc.		637,081
125,679	Cousins Properties, Inc.		1,048,163
48,147	Hersha Hospitality Trust Class A		808,870
38,919	Kite Realty Group		589,234
			4,324,325

DGHM V2000 SMALLCAP VALUE FUND
Schedule of Investments
As of February 28, 2018 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	RETAIL	7.52%
81,880	American Eagle Outfitters, Inc.		$ 1,577,828
32,707	Arcos Dorados Holdings, Inc.*		312,352
21,286	Caleres, Inc.		596,221
2,492	Deckers Outdoor Corp.*		235,693
25,080	GameStop Corp.		393,505
22,107	Sleep Number Corp.*		761,365
			3,876,964
	TRANSPORTATION	4.64%
21,024	Cooper Tire & Rubber Company		659,102
14,168	Forward Air Corp.		765,072
11,563	Moog Inc. - Class “A”*		969,326
			2,393,500
	UTILITIES	5.16%
20,754	El Paso Electric Co.		1,008,644
15,807	Portland General Electric Co.		628,012
29,758	Quanta Services, Inc.*		1,024,866
			2,661,522
	TOTAL COMMON STOCKS
	(Cost: $43,627,821)	97.11%	50,075,278

	SHORT TERM INVESTMENTS	2.83%
1,459,337	Federated Treasury Obligation Fund 1.25%**
	(Cost: $1,459,337)		1,459,337
	TOTAL INVESTMENTS	99.94%
	(Cost: $45,087,158)		51,534,615
	Other assets, net of liabilities	0.06%	31,156
	NET ASSETS	100.00%	$51,565,771

*	Non-income producing
**	Effective 7 day yield as of February 28, 2018

See Notes to Financial Statements

DGHM MicroCap Value Fund
As of February 28, 2018 (unaudited)

For the fiscal year ended February 28, 2018, the DGHM MicroCap Value Fund’s Institutional Class shares returned 8.50%. These returns are based on performance after fees and expenses. The Fund’s benchmark indexes, Russell 2000® Value Index and Russell Microcap Value Index, returned 2.96% and 10.66%, respectively during this time period.
Sectors that had a positive impact on performance were Capital Goods, Consumer Staples, and Technology. Capital Goods was led by Sterling Construction Company (+34%). Consumer Staples was led by Nutraceutical International Corporation (+25%). Finally, Technology was driven by ARI network Services (+39%). Both Nutraceutical International and ARI Network Services were acquired and are no longer in the portfolio. We continue to hold Sterling Construction.
Sectors that had a negative impact on performance were Retail, Miscellaneous Financials and Consumer Services. The Retail sector was negatively impacted by Francesca’s Holdings Corporation (-69%). Miscellaneous Financials was negatively impacted by Fly Leasing Limited (-14%). Consumer Services was weak due to Marcus Corporation (-12%), an owner of cinemas and hotels. We continue to own all three names.
Best wishes,
Donald S. Porter, CFA
Senior Vice President
(212) 557-8889

DGHM MICROCAP VALUE FUND
Comparison of $10,000 Investment
As of February 28, 2018 (unaudited)

	Investor Shares
	Total Return One Year Ended 2/28/18	Average Annual Return
		Five years ended 2/28/18*	Ten Years Ended 2/29/08* to 2/28/18

DGHM MicroCap Value Fund:	8.05%	13.70%	9.19%
Russell 2000® Value Index:	2.96%	10.58%	8.64%
Russell MicroCap® Value Index:	10.66%	12.72%	8.57%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.
*
DGHM MicroCap, G.P., a privately offered fund managed by the MicroCap Fund’s portfolio managers (the “Predecessor Fund”), was reorganized into the MicroCap Fund and the MicroCap Fund commenced operations on July 11, 2016 subsequent to the transfer of assets by the Predecessor Fund. The Predecessor Fund commenced operations on December 18, 1991 and had an investment objective, strategies, guidelines and restrictions that were in all material respects, the same as those of the MicroCap Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the MicroCap Fund. The MicroCap Fund’s performance for periods prior to the commencement of operations on July 11, 2016 is that of the privately offered fund (net of actual fees and expenses charged to the privately offered fund).

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.
The Russell Microcap® Value Index measures the performance of micro-cap value segment of the U.S. equity universe. A capitalization weighted index of 2,000 small cap and micro cap stocks that captures the smallest 1,000 companies in the Russell 2000, plus 1,000 smaller U.S.-based listed stocks. The broad index is designed to present an unbiased collection of the smallest tradable securities that still meet exchange listing requirements, so over-the-counter (OTC) stocks and pink sheet securities are excluded.
All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.19%, excluding 12b-1 fees, for the period ending June 30, 2018. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.
Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

DGHM MICROCAP VALUE FUND
Comparison of $100,000 Investment
As of February 28, 2018 (unaudited)

	Institutional Shares
	Total Return One Year Ended 2/28/18	Average Annual Return
		Five years ended 2/28/18*	Ten Years Ended 2/29/08* to 2/28/18

DGHM MicroCap Value Fund:	8.50%	14.04%	9.49%
Russell 2000® Value Index:	2.96%	10.58%	8.64%
Russell MicroCap® Value Index:	10.66%	12.72%	8.57%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.
*
DGHM MicroCap, G.P., a privately offered fund managed by the MicroCap Fund’s portfolio managers (the “Predecessor Fund”), was reorganized into the MicroCap Fund and the MicroCap Fund commenced operations on June 1, 2016 subsequent to the transfer of assets by the Predecessor Fund. The Predecessor Fund commenced operations on December 18, 1991 and had an investment objective, strategies, guidelines and restrictions that were in all material respects, the same as those of the MicroCap Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the MicroCap Fund. The MicroCap Fund’s performance for periods prior to the commencement of operations on June 1, 2016 is that of the privately offered fund (net of actual fees and expenses charged to the privately offered fund).

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.
The Russell Microcap® Value Index measures the performance of micro-cap value segment of the U.S. equity universe. A capitalization weighted index of 2,000 small cap and micro cap stocks that captures the smallest 1,000 companies in the Russell 2000, plus 1,000 smaller U.S.-based listed stocks. The broad index is designed to present an unbiased collection of the smallest tradable securities that still meet exchange listing requirements, so over-the-counter (OTC) stocks and pink sheet securities are excluded.
All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.19%, excluding 12b-1 fees, for the period ending June 30, 2018. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.
Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

DGHM MICROCAP VALUE FUND
Portfolio Holdings by Sector
As of February 28, 2018 (unaudited)

DGHM MICROCAP VALUE FUND
Schedule of Investments
As of February 28, 2018

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	93.93%
	BANKS	14.42%
16,766	BankFinancial Corp.		$ 268,759
8,142	Capital City Bank Group, Inc.		195,408
12,135	CoBiz Financial Inc.		230,080
5,629	Community Trust Bancorp, Inc.		244,861
11,732	First Bancorp		406,279
13,913	First Community Bancshares, Inc.		377,738
11,520	HomeTrust Bancshares Inc.*		298,944
5,947	MainSource Financial Group, Inc.		224,618
8,273	National Bankshares, Inc.		329,679
8,824	Northrim BanCorp, Inc.		293,398
9,556	Sandy Spring Bancorp, Inc.		370,391
9,536	Territorial Bancorp, Inc.		284,840
			3,524,995
	CAPITAL GOODS	14.07%
17,417	Continental Building Products, Inc.*		473,742
13,263	Ducommum Inc.*		373,221
40,994	Fly Leasing Ltd. ADR*		476,350
6,923	Hurco Companies, Inc.		289,728
17,140	Kimball Electronics, Inc.		297,379
9,024	Preformed Line Products Co.		548,569
40,174	Sterling Construction Co., Inc.*		485,302
31,566	Transcat, Inc.*		495,586
			3,439,877
	COMMERCIAL & PROFESSIONAL SERVICES	4.04%
33,903	CBIZ, Inc.*		611,949
10,450	SP Plus Corp.*		376,200
			988,149
	CONSUMER DISCRETIONARY	2.67%
44,056	Francesca’s Holdings Corp.*		229,532
30,564	Gray Television, Inc.*		421,783
			651,315
	CONSUMER DURABLES & APPAREL	5.84%
1,981	Cavco Industries, Inc. *		315,177
18,783	Kimball International, Inc.		308,605
16,792	MCBC Holdings, Inc.*		411,572
21,287	Rocky Brands, Inc.		391,681
			1,427,035

DGHM MICROCAP VALUE FUND
Schedule of Investments
As of February 28, 2018 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	CONSUMER SERVICES	4.00%
20,352	Ark Restaurants Corp.		$ 510,225
17,293	The Marcus Corp.		466,911
			977,136
	DIVERSIFIED FINANCIALS	1.58%
19,012	Greenhill & Co., Inc		386,894
	ENERGY	5.48%
57,718	Newpark Resources, Inc. *		476,174
9,047	Penn Virginia Corp.*		337,453
15,220	Ring Energy, Inc.*		206,535
22,720	SandRidge Energy, Inc.*		319,443
			1,339,605
	FINANCIALS	6.64%
18,772	EMC Insurance Group, Inc.		489,949
14,336	Employers Holdings, Inc.		561,254
3,290	South State Corp.		285,243
28,778	Western New England Bancorp, Inc.		286,341
			1,622,787
	HEALTHCARE	4.99%
8,221	Almost Family, Inc.*		484,628
13,730	Computer Programs and Systems, Inc.		409,154
5,058	LHC Group Inc.*		325,634
			1,219,416
	MATERIALS	7.72%
20,763	Core Molding Technologies, Inc.		377,887
7,454	Innophos Holdings, Inc.		309,788
4,228	Neenah Paper, Inc.		324,076
19,305	Orion Engineered Carbons S.A.		531,853
4,839	United States Lime & Minerals, Inc.		344,585
			1,888,189
	REAL ESTATE INVESTMENT TRUSTS	11.26%
4,856	Agree Realty Corp.		228,718
51,503	CatchMark Timber Trust, Inc.		673,659
55,967	City Office REIT, Inc.		561,909
14,018	Hersha Hospitality Trust		235,502
39,267	iStar Inc.*		396,597

DGHM MICROCAP VALUE FUND
Schedule of Investments
As of February 28, 2018 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	REAL ESTATE INVESTMENT TRUSTS – (Continued)	11.26%
26,873	Ramco-Gershenson Properties Trust		$ 316,564
17,124	RLJ Lodging Trust		339,226
			2,752,175
	SEMICONDUCTORS	3.49%
20,165	Kulicke and Soffa Industries, Inc.*		469,845
14,465	Rudolph Technologies, Inc.*		384,046
			853,891
	SOFTWARE & SERVICES	1.67%
32,749	American Software, Inc. Class A		407,397
	TRANSPORTATION	2.04%
23,072	Marten Transport, Ltd.		499,509
	UTILITIES	4.02%
9,348	Artesian Resources Corp. Class A		309,325
13,179	RGC Resources, Inc.		328,816
8,167	Unitil Corp.		343,341
			981,482
	TOTAL COMMON STOCKS
	(Cost: $20,059,280)	93.93%	22,959,852

	PREFERRED STOCK	1.37%
	FINANCIALS	1.37%
16,082	Steel Partners Holdings LP, Series A, 6.00%, 2/7/2026		335,149
	TOTAL PREFERRED STOCKS –
	(Cost: $260,909)	1.37%	335,149
	SHORT TERM INVESTMENTS	6.17%
1,509,116	Federated Treasury Obligation Fund 1.25% **
	(Cost: $1,509,116)		1,509,116
	TOTAL INVESTMENTS	101.47%
	(Cost: $21,829,305)		24,804,117
	Liabilities in excess of other assets	(1.47)%	(359,563)
	NET ASSETS – 100.00%		$24,444,554

*	Non-income producing
**	Effective 7 day yield at February 28, 2018
ADR – Security represented is held by the custodian bank in the form of American Depositary Receipts.

DGHM FUNDS
Statements of Assets & Liabilities
February 28, 2018

	DGHM All-Cap Value Fund	DGHM V2000 SmallCap Value Fund	DGHM MicroCap Value Fund

ASSETS
Investments at value (identified cost of $7,705,906,
$45,087,158 and $21,829,305
respectively) (Note 1)	$9,689,978	$51,534,615	$24,804,117
Receivable for investments sold	306,938	—	—
Receivable for capital stock sold	9	3,775	127,825
Dividends and interest receivable	11,838	29,973	17,681
Prepaid expenses	14,090	19,932	9,963
TOTAL ASSETS	10,022,853	51,588,295	24,959,586
LIABILITIES
Payable for capital stock purchased	5,000	555	9,254
Payable for securities purchased	298,012	—	492,950
Accrued investment advisory fees	2,473	15,830	8,342
Accrued 12b-1 fees	2,385	61	42
Accrued administration, transfer agent and accounting fees	2,641	4,730	3,120
Accrued professional fees	12,500	—	—
Accrued custody fees	823	1,348	1,324
TOTAL LIABILITIES	323,834	22,524	515,032
NET ASSETS	$9,699,019	$51,565,771	$24,444,554
Net Assets Consist of:
Paid-in-capital	$7,740,288	$43,398,428	$21,140,606
Accumulated undistributed net investment income (loss)	30,567	—	(1,525)
Accumulated net realized gain (loss) on investments	(55,908)	1,719,886	330,661
Net unrealized appreciation (depreciation) of investments	1,984,072	6,447,457	2,974,812
Net Assets	$9,699,019	$51,565,771	$24,444,554
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
Investor Class
Net Assets	$5,074,598	$200,511	$338,831
Shares Outstanding (unlimited number of shares
authorized without par value)	654,342	16,180	28,632
Net Asset Value and Offering Price Per Share	7.76	$12.39	$11.83
Redemption Price Per Share	$7.76	$12.39	$11.71	(b)
Class C(a)
Net Assets	$1,736,282	N/A	N/A
Shares Outstanding (unlimited number of shares
authorized without par value)	250,934	N/A	N/A
Net Asset Value, Offering and Redemption Price Per Share	$6.92	N/A	N/A
Institutional Class
Net Assets	$2,888,139	$51,365,260	$24,105,723
Shares Outstanding (unlimited number of shares
authorized without par value)	369,825	3,918,289	2,040,208
Net Asset Value and Offering Price Per Share	$7.81	$13.11	$11.82
Redemption Price Per Share	$7.81	$13.11	$11.70	(b)

(a)	May be subject to a contingent deferred sales charge if redeemed within one year of purchase (see Note 1)
(b)	Certain redemptions made within 60 days of purchase may include a redemption fee

See Notes to Financial Statements

DGHM FUNDS
Statements of Operations
For the year ended February 28, 2018

	DGHM All-Cap Value Fund	DGHM V2000 SmallCap Value Fund	DGHM MicroCap Value Fund

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $1,267,
$3,579 and $990, respectively)	$209,124	$1,114,561	$310,817
Interest	2,597	12,542	13,308
Total investment income	211,721	1,127,103	324,125
EXPENSES
Investment advisory fees (Note 2)	78,993	470,739	242,414
12b-1 fees (Note 2)
Investor Class	16,775	846	783
Class C	20,632	—	—
Recordkeeping and administrative services (Note 2)	15,212	41,423	17,497
Accounting fees (Note 2)	15,001	25,360	24,835
Custodian fees	5,371	11,293	13,506
Transfer agent fees (Note 2)
Investor Class	9,521	156	212
Class C	2,931	—	—
Institutional Class	4,802	26,097	18,139
Professional fees	22,412	62,725	39,654
Filing and registration fees	23,400	23,000	10,856
Trustee fees	1,716	9,765	3,947
Compliance fees	4,879	9,993	6,128
Shareholder reports
Investor Class	3,378	882	391
Class C	1,117	—	—
Institutional Class	2,023	20,819	8,215
Shareholder servicing (Note 2)
Investor Class	6,037	667	61
Class C	1,026	—	—
Institutional Class	3,218	31,893	6,760
Insurance	3,462	3,584	3,473
Other	11,560	30,058	16,129
Total expenses	253,466	769,300	413,000
Advisory fee waivers and reimbursed
expenses (Note 2)	(72,312)	(191,223)	(123,556)
Net Expenses	181,154	578,077	289,444
Net investment income (loss)	30,567	549,026	34,681
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	1,484,017	4,386,283	2,690,147
Net increase (decrease) in unrealized
appreciation (depreciation)
of investments	(1,109,028)	(3,246,883)	(670,887)
Net realized and unrealized gain (loss)
on investments	374,989	1,139,400	2,019,260
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$405,556	$1,688,426	$2,053,941

See Notes to Financial Statements

DGHM FUNDS
Statements of Changes in Net Assets

	DGHM All-Cap
	Value Fund
	For the	For the
	year ended	year ended
	February 28,	February 28,
	2018	2017
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$30,567	$98,471
Net realized gain (loss) on investments	1,484,017	2,699,433
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	(1,109,028)	1,861,261
Increase (decrease) in net assets from operations	405,556	4,659,165
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Investor Class	—	(175,119)
Class C ***	—	(39,675)
Institutional Class	—	(106,635)
Net realized gain
Investor Class	(842,332)	(424,637)
Class C ***	(324,222)	(124,700)
Institutional Class	(485,961)	(201,647)
Decrease in net assets from distributions	(1,652,515)	(1,072,413)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	211,854	1,174,404
Class C ***	23,200	45,098
Institutional Class	211,756	990,072
Distributions reinvested
Investor Class	744,041	531,502
Class C ***	318,544	156,211
Institutional Class	476,436	303,728
Shares redeemed
Investor Class	(4,108,597)	(5,202,071)
Class C ***	(735,911)	(1,064,782)
Institutional Class	(1,408,523)	(5,575,315)
Increase (decrease) in net assets from capital
stock transactions	(4,267,200)	(8,641,153)
NET ASSETS
Increase (decrease) during period	(5,514,159)	(5,054,401)
Beginning of period	15,213,178	20,267,579
End of period**	$9,699,019	$15,213,178
**Includes accumulated undistributed net investment
income (loss) of:	$30,567	$—

*	Inception date
***	Class C shares are only applicable to the DGHM All-Cap Value Fund

See Notes to Financial Statements

DGHM FUNDS
Statements of Changes in Net Assets (Continued)

	DGHM V2000
	SmallCap Value Fund
	For the	For the
	year ended	year ended
	February 28,	February 28,
	2018	2017
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$549,026	$287,984
Net realized gain (loss) on investments	4,386,283	677,097
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	(3,246,883)	10,538,612
Increase (decrease) in net assets from operations	1,688,426	11,503,693
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Investor Class	—	(2,725)
Class C ***	—	—
Institutional Class	(747,039)	(328,834)
Net realized gain
Investor Class	(8,771)	—
Class C ***	—	—
Institutional Class	(2,129,101)	—
Decrease in net assets from distributions	(2,884,911)	(331,559)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	29,703	446,137
Class C ***	—	—
Institutional Class	9,567,279	33,740,528
Distributions reinvested
Investor Class	7,129	2,497
Class C ***	—	—
Institutional Class	2,706,766	304,568
Shares redeemed
Investor Class	(428,464)	(185,250)
Class C ***	—	—
Institutional Class	(20,513,982)	(5,998,431)
Increase (decrease) in net assets from capital
stock transactions	(8,631,569)	28,310,049
NET ASSETS
Increase (decrease) during period	(9,828,054)	39,482,183
Beginning of period	61,393,825	21,911,642
End of period**	$51,565,771	$61,393,825
**Includes accumulated undistributed net investment
income (loss) of:	$—	$—

*	Inception date
***	Class C shares are only applicable to the DGHM All-Cap Value Fund

See Notes to Financial Statements

DGHM FUNDS
Statements of Changes in Net Assets (Continued)

	DGHM MicroCap
	Value Fund
	For the	For the
	year ended	period ended
	February 28,	June 1, 2016* to
	2018	February 28, 2017
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$34,681	$43,916
Net realized gain (loss) on investments	2,690,147	374,253
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	(670,887)	3,645,699
Increase (decrease) in net assets from operations	2,053,941	4,063,868
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Investor Class	(74,674)	—
Class C ***	—	—
Institutional Class	—	(66,712)
Net realized gain
Investor Class	(37,510)	—
Class C ***	—	—
Institutional Class	(2,509,965)	—
Decrease in net assets from distributions	(2,622,149)	(66,712)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	214,489	189,243
Class C ***	—	—
Institutional Class	3,014,632	18,998,785
Distributions reinvested
Investor Class	37,213	—
Class C ***	—	—
Institutional Class	2,282,236	66,183
Shares redeemed
Investor Class	(94,588)	—
Class C ***	—	—
Institutional Class	(3,569,849)	(122,738)
Increase (decrease) in net assets from capital
stock transactions	1,884,133	19,131,473
NET ASSETS
Increase (decrease) during period	1,315,925	23,128,629
Beginning of period	23,128,629	—
End of period**	$24,444,554	$23,128,629
**Includes accumulated undistributed net investment
income (loss) of:	$(1,525)	$(1,798)

*	Inception date
***	Class C shares are only applicable to the DGHM All-Cap Value Fund

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
Financial Highlights
Selected per Share Data for a Share Outstanding Throughout each Year

	Investor Class Shares
	Year ended		Year ended	Year ended
	February 28,		February 29,	February 28,
	2018	2017	2016	2015	2014

Net asset value, beginning of year	$8.78	$7.13	$12.42	$13.64	$11.79
Investment activities
Net investment income (loss) (A)	0.02	0.05	0.05	0.03	0.02
Net realized and unrealized gain
(loss) on investments	0.36	2.22	(1.75)	1.20	3.21

Total from investment activities	0.38	2.27	(1.70)	1.23	3.23
Distributions
Net investment income	—	(0.18)	—	(0.16)	—
Net realized gain	(1.40)	(0.44)	(3.59)	(2.29)	(1.38)
Total distributions	(1.40)	(0.62)	(3.59)	(2.45)	(1.38)

Net asset value, end of year	$7.76	$8.78	$7.13	$12.42	$13.64
Total Return	4.07%	31.94%	(15.65%)	9.64%	27.91%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.03%	1.97%	1.71%	1.50%	1.60%
Expenses, net of management fee waivers	1.50%	1.52%	1.71%	1.50%	1.60%
Net investment income (loss)	0.24%	0.62%	0.46%	0.21%	0.17%
Portfolio turnover rate	46.49%	55.80%	49.92%	37.91%	40.36%
Net assets, end of year (000’s)	$5,075	$8,875	$10,298	$23,787	$31,893

(A) Per share amounts calculated using the average number of shares outstanding throughout the year.

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Year

Class C Shares
Year ended	Year ended	Year ended
February 28,	February 29,	February 28,
2018	2017	2016	2015	2014

Net asset value, beginning of year	$8.02	$6.56	$11.82	$13.11	$11.47
Investment activities
Net investment income (loss) (A)	(0.03)	—	(B)	(0.02)	(0.07)	(0.07)
Net realized and unrealized gain
(loss) on investments	0.33	2.04	(1.65)	1.16	3.09

Total from investment activities	0.30	2.04	(1.67)	1.09	3.02
Distributions
Net investment income	—	(0.14)	—	(0.09)	—
Net realized gain	(1.40)	(0.44)	(3.59)	(2.29)	(1.38)
Total distributions	(1.40)	(0.58)	(3.59)	(2.38)	(1.38)

Net asset value, end of year	$6.92	$8.02	$6.56	$11.82	$13.11
Total Return	3.42%	31.17%	(16.24%)	8.91%	26.83%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.74%	2.63%	2.38%	2.21%	2.34%
Expenses, net of management fee waivers	2.10%	2.13%	2.38%	2.21%	2.34%
Net investment income (loss)	(0.36%)	0.01%	(0.21%)	(0.50%)	(0.57%)
Portfolio turnover rate	46.49%	55.80%	49.92%	37.91%	40.36%
Net assets, end of year (000’s)	$1,736	$2,393	$2,740	$5,859	$5,606

(A)	Per share amounts calculated using the average number of shares outstanding throughout the year.
(B)	Less than $0.01 per share

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Year

	Institutional Class Shares
	Year ended		Year ended	Year ended
	February 28,		February 29,	February 28,
	2018	2017	2016	2015	2014

Net asset value, beginning of year	$8.79	$7.15	$12.40	$13.62	$11.75
Investment activities
Net investment income (loss)(A)	0.06	0.08	0.10	0.07	0.07
Net realized and unrealized gain
(loss) on investments	0.36	2.23	(1.76)	1.20	3.18

Total from investment activities	0.42	2.31	(1.66)	1.27	3.25
Distributions
Net investment income	—	(0.23)	—	(0.20)	—
Net realized gain	(1.40)	(0.44)	(3.59)	(2.29)	(1.38)
Total distributions	(1.40)	(0.67)	(3.59)	(2.49)	(1.38)

Net asset value, end of year	$7.81	$8.79	$7.15	$12.40	$13.62
Total Return	4.52%	32.44%	(15.31%)	10.00%	28.18%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.79%	1.64%	1.30%	1.19%	1.27%
Expenses, net of management fee waivers	1.10%	1.13%	1.30%	1.19%	1.27%
Net investment income (loss)	0.65%	1.00%	0.87%	0.51%	0.50%
Portfolio turnover rate	46.49%	55.80%	49.92%	37.91%	40.36%
Net assets, end of year (000’s)	$2,888	$3,945	$7,229	$24,271	$29,085

(A)	Per share amounts calculated using the average number of shares outstanding throughout the year.

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
Financial Highlights
Selected per Share Data for a Share Outstanding Throughout each Year

Investor Class Shares
Year ended	Year ended	Year ended
February 28,	February 29,	February 28,
2018	2017	2016	2015	2014

Net asset value, beginning of year	$12.61	$9.65	$10.80	$10.38	$8.65

Investment activities
Net investment income (loss)(A)	0.10	0.03	0.03	—	(B)	0.03
Net realized and unrealized gain
(loss) on investments	0.22	2.99	(1.18)	0.43	2.13

Total from investment activities	0.32	3.02	(1.15)	0.43	2.16

Distributions
Net investment income	—	(0.06)	—	—	(0.32)
Net realized gains	(0.54)	—	—	(0.01)	(0.11)
Total distributions	(0.54)	(0.06)	—	(0.01)	(0.43)

Net asset value, end of year	$12.39	$12.61	$9.65	$10.80	$10.38

Total Return	2.37%	31.30%	(10.65%)	4.14%	25.12%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.92%	1.63%	2.18%	2.28%	7.59%
Expenses, net of legal and compliance fees
waivers before management fee waivers	1.92%	1.63%	2.18%	2.28%	6.77%
Expenses, net of all waivers	1.40%	1.40%	1.40%	1.40%	1.53%
Net investment income (loss)	0.82%	0.25%	0.32%	0.03%	0.26%
Portfolio turnover rate	51.15%	36.01%	38.37%	54.06%	41.45%
Net assets, end of year (000’s)	$201	$602	$225	$357	$318

(A)	Per share amounts calculated using the average number of shares outstanding throughout the year.
(B)	Less than $0.01 per share.

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Year

	Institutional Class Shares
	Year ended		Year ended	Year ended
	February 28,		February 29,	February 28,
	2018	2017	2016	2015	2014

Net asset value, beginning of year	$13.44	$10.24	$11.48	$11.02	$8.88

Investment activities
Net investment income (loss)(A)	0.13	0.08	0.08	0.05	0.08
Net realized and unrealized gain
(loss) on investments	0.27	3.19	(1.27)	0.47	2.17

Total from investment activities	0.40	3.27	(1.19)	0.52	2.25

Distributions
Net investment income	(0.19)	(0.07)	(0.05)	(0.05)	—
Net realized gains	(0.54)	—	—	(0.01)	(0.11)
Total distributions	(0.73)	(0.07)	(0.05)	(0.06)	(0.11)

Net asset value, end of year	$13.11	$13.44	$10.24	$11.48	$11.02

Total Return	2.77%	31.97%	(10.38%)	4.75%	25.33%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.30%	1.28%	1.70%	1.68%	4.62%
Expenses, net of legal and compliance fees
waivers before management fee waivers	1.30%	1.28%	1.70%	1.68%	3.80%
Expenses, net of all waivers	0.98%	0.98%	0.98%	0.98%	1.01%
Net investment income (loss)	0.93%	0.67%	0.74%	0.45%	0.78%
Portfolio turnover rate	51.15%	36.01%	38.37%	54.06%	41.45%
Net assets, end of year (000’s)	$51,365	$60,791	$21,687	$13,549	$7,265

(A)	Per share amounts calculated using the average number of shares outstanding throughout the year.

See Notes to Financial Statements

DGHM MICROCAP VALUE FUND
Financial Highlights
Selected per Share Data for a Share Outstanding Throughout each Period

	Investor Class
		Period
		July 11,
	Year ended	2016(B) to
	February 28,	February 28,
	2018	2017

Net asset value, beginning of period	$12.22	$10.41

Investment activities
Net investment income (loss)(A)	(0.02)	—
Net realized and unrealized gain (loss) on investments	1.07	1.81

Total from investment activities	1.05	1.81
Distributions
Net investment income	—	—
Net realized gains	(1.44)	—
Total distributions	(1.44)	—

Net asset value, end of period	$11.83	$12.22

Total Return	8.05%	17.39	%**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.03%*	2.29	%*
Expenses, net of management fee waivers	1.50%*	1.50	%*
Net investment income (loss)	(0.16%)	(0.05	%)*
Portfolio turnover rate	50.99%	34.16	%**
Net assets, end of period (000’s)	$339	$198

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Inception date
*	Annualized
**	Not Annualized

See Notes to Financial Statements

DGHM MICROCAP VALUE FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Institutional Class
		Period
		June 1,
	Year ended	2016(B) to
	February 28,	February 28,
	2018	2017

Net asset value, beginning of period	$12.20	$10.00
Investment activities
Net investment income (loss) (A)	0.02	0.02
Net realized and unrealized gain (loss) on investments	1.08	2.22

Total from investment activities	1.10	2.24
Distributions
Net investment income	(0.04)	(0.04)
Net realized gains	(1.44)	—
Total distributions	(1.48)	(0.04)

Net asset value, end of period	$11.82	$12.20

Total Return	8.50%	22.36	%**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.70%	1.58	%*
Expenses, net of management fee waivers	1.19%	1.19	%*
Net investment income (loss)	0.15%	0.29	%*
Portfolio turnover rate	50.99%	34.16	%**
Net assets, end of period (000’s)	$24,106	$22,931

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Inception date
*	Annualized
**	Not Annualized
See Notes to Financial Statements

DGHM FUNDS
Notes to Financial Statements
February 28, 2018

Note 1 – Organization and Significant Accounting Policies
The DGHM All-Cap Value Fund, the DGHM V2000 SmallCap Value Fund, and the DGHM MicroCap Value Fund (the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. On October 23, 2013, the DGHM All-Cap Value Fund (“All-Cap Fund”) and DGHM V2000 SmallCap Value Fund (“SmallCap Fund”) were reorganized from the DGHM Investment Trust into the World Funds Trust. The All-Cap Fund and SmallCap Fund commenced operations on June 20, 2007 and June 30, 2010, respectively. DGHM MicroCap, G.P., a privately offered fund, was reorganized into the DGHM MicroCap Value Fund (“MicroCap Fund”) and commenced operations on June 1, 2016 subsequent to the tax-free transfer of assets by DGHM MicroCap, G.P.
The investment objective of each of the Funds is to provide long-term capital appreciation.
In October 2016, the U.S Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The Funds have adopted these amendments, which were effective August 1, 2017, with these financial statements.
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services –Investment Companies.

DGHM FUNDS
Notes to Financial Statements
February 28, 2018 — (Continued)

Security Valuation
The Funds’ securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees (the “Trustees”). Short-term debt securities (less than 60 days to maturity) are valued at fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Funds’ Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ net asset value is determined as of such times.
In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates,

DGHM FUNDS
Notes to Financial Statements
February 28, 2018 — (Continued)

prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments, based on the three levels defined above, as of February 28, 2018:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
All-Cap Fund
Common Stocks	$9,525,977	$—	$—	$9,525,977
Short Term Investments	164,001	—	—	164,001
	$9,689,978	$—	$—	$9,689,978
SmallCap Fund
Common Stocks	$50,075,278	$—	$—	$50,075,278
Short Term Investments	1,459,337	—	—	1,459,337
	$51,534,615	$—	$—	$51,534,615
MicroCap Fund
Common Stocks	$22,959,852	$—	$—	$22,959,852
Preferred Stocks	335,149	—	—	335,149
Short Term Investments	1,509,116	—	—	1,509,116
	$24,804,117	$—	$—	$24,804,117

Refer to the Funds’ Schedules of Investments for listings of securities by security type and category.
There were no transfers into or out of any levels during the year ended February 28, 2018 for the Funds. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The Funds held no Level 3 securities at any time during the year ended February 28, 2018.
Security Transactions and Income
Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. The Funds may invest in real estate investment trusts (REITs) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be

DGHM FUNDS
Notes to Financial Statements
February 28, 2018 — (Continued)

designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized, respectively to interest income using the effective interest method.
Cash and Cash Equivalents
Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market interest rate.
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported.
Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Reclassification of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no impact on net assets or net asset value per share. As of February 28, 2018, such reclassifications were related to re-designation of distributions received by the Funds and deemed dividend distributions to redeeming shareholders.

DGHM FUNDS
Notes to Financial Statements
February 28, 2018 — (Continued)

	All-Cap	SmallCap	MicroCap
Undistributed Net Investment Income	$—	$198,013	$40,266
Accumulated Gain (Loss)	(400,000)	(498,013)	(165,266)
Paid in Capital	400,000	300,000	125,000

Class Net Asset Values and Expenses
The All-Cap Fund and the SmallCap Fund can each offer three classes of shares: Investor Class Shares, Class C Shares and Institutional Class Shares. The MicroCap Fund offers two classes of shares: Investor Class Shares and Institutional Class Shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, shareholder servicing and reports fees and transfer agent fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Class C Shares may be subject to a 1% contingent deferred sales charge on proceeds that are redeemed within one year of the purchase date. The contingent deferred sales charge is payable to the Distributor of the Trust, First Dominion Capital Corp (“FDCC”). Class C Shares automatically convert into Investor Class Shares after seven years. As of February 28, 2018, there were no Class C Shares of the SmallCap Fund outstanding.
Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Related Parties
Pursuant to Investment Advisory Agreements, Dalton, Greiner, Hartman, Maher & Co., LLC (the “Advisor”) provides investment advisory services for an annual fee on the average daily net assets of the Funds.
The Advisor received, waived and reimbursed expenses for the year ended February 28, 2018 as follows:

		Management	Management	Expenses
Fund	Fee	Fee Earned	Fee Waived	Reimbursed
All-Cap	0.65%	$78,993	$72,312	$—
SmallCap	0.80%	470,739	191,223	—
MicroCap	1.00%	242,414	123,556	—

DGHM FUNDS
Notes to Financial Statements
February 28, 2018 — (Continued)

The Advisor has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, dividend expense on short sales, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, and expenses incurred under a shareholder servicing or administrative servicing plan, if applicable) to not more than 1.10%, 0.98% and 1.19% of the average daily net assets of the All-Cap Fund, the SmallCap Fund, and the MicroCap Fund, respectively, through June 30, 2018. The Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. The Advisor is entitled to fees waived and/or reimbursed during the three previous fiscal years. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the respective fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the respective Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.
The total amount of recoverable reimbursements for the Funds as of February 28, 2018, and expiration dates are as follows:

Fund	Recoverable Reimbursements and Expiration Dates
	2019	2020	2021	Total
All-Cap	$—	$75,542	$72,312	$147,854
SmallCap	116,195	129,670	191,223	437,088
MicroCap	—	58,013	123,556	181,569

The Funds have adopted plans of distribution in accordance with Rule 12b-1 with regard to the Funds’ Investor Classes and Class C Shares under the 1940 Act (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Funds compensate the Funds’ principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. The Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class Shares and up to 1.00% of the average daily net assets of the Funds’ Class C Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds’ shares. The 0.25% fee for the Investor Class Shares is a service fee. The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee.

(Missing Graphic Reference)

DGHM FUNDS
Notes to Financial Statements
February 28, 2018 — (Continued)

Additionally, the Funds have adopted a shareholder servicing plan for their Institutional Class, Investor Class, and Class C shares that provides for the payment of up to 0.25% to authorized firms for providing certain shareholder services. For the year ended February 28, 2018, the following fees under the Plans were incurred:

Fund	Class	Type of Plan	Fees Incurred
All-Cap	Investor	12b-1	$ 16,775
All-Cap	Investor	Shareholder servicing	6,037
All-Cap	C	12b-1	20,632
All-Cap	C	Shareholder servicing	1,026
All Cap	Institutional	Shareholder servicing	3,218
SmallCap	Investor	12b-1	846
SmallCap	Investor	Shareholder servicing	667
SmallCap	Institutional	Shareholder servicing	31,893
MicroCap	Investor	12b-1	783
MicroCap	Investor	Shareholder servicing	61
MicroCap	Institutional	Shareholder servicing	6,760

FDCC acts as the Funds’ principal underwriter and distributor in the continuous public offering of the Funds’ shares. For the year ended February 28, 2018, FDCC received no commissions or underwriting fees from the sale of the Funds’ shares. In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 1% of Class C share redemptions occurring within one year of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended February 28, 2018, FDCC received $12 in CDSC fees from the All-Cap Fund.
Commonwealth Fund Services, Inc. (“CFS”), acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended February 28, 2018, the following fees were earned:

		Transfer	Fund
Fund	Administration	Agent	Accounting
All-Cap Fund	$15,212	$17,254	$15,001
SmallCap Fund	41,423	26,253	25,360
MicroCap Fund	17,497	18,351	24,835

Certain officers of the Trust are also officers of CFS and FDCC. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

DGHM FUNDS
Notes to Financial Statements
February 28, 2018 — (Continued)

Note 3 – Investments
The cost of purchases and proceeds from the sales of securities other than short-term investments for the year ended February 28, 2018, were as follows:

Fund	Purchases	Sales
All-Cap	$5,517,843	$11,161,244
SmallCap	29,161,514	39,291,409
MicroCap	11,634,622	11,715,925

Note 4 – Distributions to Shareholders and Tax Components of Capital
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
The tax character of distributions paid was as follows:

	All-Cap Fund
	Year ended	Year ended
	February 28, 2018	February 28, 2017
Distributions paid from:
Ordinary income	$—	$302,972
Capital gains	1,652,515	769,441
	$1,652,515	$1,072,413

	SmallCap Fund
	Year ended	Year ended
	February 28, 2018	February 28, 2017
Distributions paid from:
Ordinary income	$1,038,927	$312,920
Capital gains	1,845,984	18,639
	$2,884,911	$331,559

	MicroCap Fund
	Year ended	Period of June 1, 2016 to
	February 28, 2018	February 28, 2017
Distributions paid from:
Ordinary income	$1,688,405	$66,712
Capital gains	933,744	—
	$2,622,149	$66,712

DGHM FUNDS
Notes to Financial Statements
February 28, 2018 — (Continued)

As of February 28, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	All-Cap	SmallCap	MicroCap
	Fund	Fund	Fund
Accumulated net investment income	$30,567	$204,790	$127,765
Accumulated net realized gain (loss)	101,047	1,787,038	263,811
Accumulated other	—	—	(1,525)
Net unrealized appreciation (depreciation)
on investments	1,827,117	6,175,515	2,913,897
Total	$1,958,731	$8,167,343	$3,303,948

The difference between book basis and tax basis distributable earnings is attributable primarily to the tax deferral of wash sales. For tax purposes, the MicroCap Fund has a current year late year loss deferral of $1,525. This loss will be recognized for tax purposes on the first day of the Fund’s next fiscal year, March 1, 2018.
Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
All-Cap	$7,862,861	$2,259,138	$(432,021)	$1,827,117
SmallCap	45,359,100	8,981,995	(2,806,480)	6,175,515
MicroCap	21,890,220	4,134,357	(1,220,460)	2,913,897

Note 5 – Capital Stock Transactions
Shares of beneficial interest transactions for the Funds were:

		All-Cap Fund
		Year ended February 28, 2018
	Investor Class	Class C	Institutional Class
Shares sold	24,731	3,030	24,796
Shares reinvested	94,301	45,183	60,004
Shares redeemed	(476,017)	(95,780)	(163,642)
Net increase
(decrease)	(356,985)	(47,567)	(78,842)

		All-Cap Fund
		Year ended February 28, 2017
	Investor Class	Class C	Institutional Class
Shares sold	142,128	6,140	123,272
Shares reinvested	61,516	19,773	35,113
Shares redeemed	(636,645)	(144,917)	(720,494)
Net increase
(decrease)	(433,001)	(119,004)	(562,109)

DGHM FUNDS
Notes to Financial Statements
February 28, 2018 — (Continued)

	SmallCap Fund
	Year ended February 28, 2018
	Investor Class	Institutional Class
Shares sold	2,351	716,149
Shares reinvested	553	198,735
Shares redeemed	(34,498)	(1,521,427)
Net increase (decrease)	(31,594)	(606,543)

	SmallCap Fund
	Year ended February 28, 2017
	Investor Class	Institutional Class
Shares sold	40,278	2,876,342
Shares reinvested	197	22,644
Shares redeemed	(15,993)	(491,355)
Net increase (decrease)	24,482	2,407,631

	MicroCap Fund
	Year ended February 28, 2018
	Investor Class	Institutional Class
Shares sold	17,026	232,037
Shares reinvested	3,003	184,647
Shares redeemed	(7,584)	(256,411)
Net increase (decrease)	12,445	160,273

	MicroCap Fund
	Period July 11, 2016	Period June 1, 2016
	to February 28, 2017	to February 28, 2017
	Investor Class	Institutional Class
Shares sold	1,885,611	16,187
Shares reinvested	5,501	—
Shares redeemed	(11,177)	—
Net increase (decrease)	1,879,935	16,187

Note 6 – Line of Credit
The Trust, on behalf of the MicroCap Fund, entered into a Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the MicroCap Fund, a line of credit facility under which the Bank may make loans to the MicroCap Fund from time to time. The Agreement provides a line of credit in an amount of up to $1,500,000 (the “Committed Amount”) for the MicroCap Fund. The Agreement further limits the MicroCap Fund to any borrowings under the Agreement for daily cash needs as a temporary measure for extraordinary or

DGHM FUNDS
Notes to Financial Statements
February 28, 2018 — (Continued)

emergency purposes, or for the clearance of transactions, including, without limitation, the payment of redemption orders. The terms of the Agreement provide for an up-front 0.10% closing fee. Any principal balance outstanding bears interest at the U.S. Federal Prime Rate and any amounts not drawn will be assessed unused fees at the rate of 0.25%. For the year ended February 28, 2018, there were no borrowings under the Agreement and MicroCap Fund paid the up-front closing fee of $1,500 and unused fees of $5,337.
Note 7 – Subsequent Events
Management has evaluated subsequent events through the issuance of these financial statements. No additional items require disclosure.

DGHM FUNDS
Report of Independent Registered Public Accounting Firm
February 28, 2017

To the Shareholders of DGHM All-Cap Value Fund, DGHM V2000 SmallCap Value Fund, and DGHM MicroCap Value Fund and Board of Trustees of World Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of DGHM All-Cap Value Fund, DGHM V2000 SmallCap Value Fund, and DGHM MicroCap Value Fund (the “Funds”), each a series of World Funds Trust, as of February 28, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two periods in the period then ended, including the related notes, and the financial highlights for each of the three years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of February 28, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two periods in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the periods ended on or prior to February 28, 2015, were audited by other auditors whose report dated April 27, 2015, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

DGHM FUNDS
Report of Independent Registered Public Accounting Firm
February 28, 2017 — (Continued)

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of February 28, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
April 27, 2018

Supplemental Information World Funds Trust (The “Trust”)
February 28, 2018 (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.
Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

Number
of Funds
	Term of		in Fund
Name, Age and	Office and		Complex
Position with	Length of	Principal Occupation(s)	Overseen	Other Directorships
the Trust	Time Served	During the Past Five Years	by Trustee	Held By Trustee

David J. Urban	Indefinite,	Dean, Jones College of Business,	52	None
(62)	Since June 2010	Middle Tennessee State University
Trustee		since July 2013; Virginia
Commonwealth University,
Professor of Marketing from
1989 to 2013.

Mary Lou H. Ivey	Indefinite,	Accountant, Harris, Hardy &	52	None
(59)	Since June 2010	Johnstone, P.C., accounting firm,
Trustee		since 2008.

Theo H. Pitt, Jr.	Indefinite;	Senior Partner, Community	52	Independent Trustee of
(81)	Since	Financial Institutions Consulting		Chesapeake Investment
Trustee	August 2013	(bank consulting) since 1997		Trust for the one series of
		to present.		that trust; Leeward
Investment Trust for the
one series of that trust;
Hillman Capital
Management Investment
Trust for the one series of
that trust; and Starboard
Investment Trust for the
17 series of that trust; (all
registered investment
companies).

Supplemental Information World Funds Trust (The “Trust”)
February 28, 2018 (unaudited) — (Continued)

OFFICERS WHO ARE NOT TRUSTEES

Number
of Funds
	Term of		in Fund
Name, Age and	Office and		Complex
Position(s) with	Length of	Principal Occupation(s)	Overseen	Other Directorships
the Trust	Time Served	During the Past Five Years	by Trustee	Held By Trustee

David A Bogaert	Indefinite,	Managing Director of Business	N/A	N/A
(54)	Since	Development, Commonwealth
President and	August 2017	Fund Services, Inc.,
Principal Executive		October 2013 – present; Senior
Officer		Vice President of Business
Development and other positions
for Huntington Asset Services, Inc.
from 1986 to 2013.

Karen M. Shupe	Indefinite,	Managing Director of Fund	N/A	N/A
(53)	Since June 2008	Operations, Commonwealth
Treasurer and		Fund Services, Inc.,
Principal Financial		2003 to present.
Officer

Ann T. MacDonald	Indefinite,	Director, Fund Administration	N/A	N/A
(63)	Since	and Fund Accounting,
Assistant Treasurer	November 2015	Commonwealth Fund
Services, Inc., 2003 to present.

John H. Lively	Indefinite,	Attorney, The Law Offices of	N/A	N/A
(49)	Since	John H. Lively & Associates, Inc.
Secretary	November 2013	(law firm), March 2010 to present.

Holly B. Giangiulio	Indefinite,	Managing Director, Corporate	N/A	N/A
(56)	Since	Operations, Commonwealth
Assistant Secretary	November 2015	Fund Services, Inc., January 2015
to present, Corporate Accounting
and HR Manager from 2010 to 2015.

Julian G. Winters	Indefinite,	Managing Member of	N/A	N/A
(49)	Since	Watermark Solutions, LLC
Chief Compliance	August 2013	(investment compliance and
Officer		consulting) since March 2007.

Supplemental Information World Funds Trust (The “Trust”)
February 28, 2018 (unaudited) — (Continued)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DGHM FUNDS
Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs, including deferred sales charges on certain redemptions made within one year of purchase (Class C shares in DGHM All-Cap Value Fund) and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the DGHM Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2017, and held for the six months ended February 28, 2018.
Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DGHM FUNDS
Fund Expenses (unaudited) (Continued)

				Expenses Paid
		Ending		During the
	Beginning	Account	Annualized	Six Months
	Account	Value	Expense	Ended*
	Value	(2/28/18)	Ratio	2/28/18
All-Cap
Investor Class Actual	$1,000.00	$1,072.40	1.50%	$ 7.71
Investor Class Hypothetical**	$1,000.00	$1,017.50	1.50%	$ 7.50
Class C Actual	$1,000.00	$1,068.80	2.10%	$10.77
Class C Hypothetical**	$1,000.00	$1,014.50	2.10%	$10.49
Institutional Class Actual	$1,000.00	$1,074.50	1.10%	$ 5.66
Institutional Class Hypothetical**	$1,000.00	$1,019.50	1.10%	$ 5.51
SmallCap
Investor Class Actual	$1,000.00	$1,060.70	1.40%	$ 7.15
Investor Class Hypothetical**	$1,000.00	$1,018.00	1.40%	$ 7.00
Institutional Class Actual	$1,000.00	$1,063.30	0.98%	$ 5.01
Institutional Class Hypothetical**	$1,000.00	$1,020.10	0.98%	$ 4.91
MicroCap
Investor Class Actual	$1,000.00	$1,029.10	1.50%	$ 7.55
Investor Class Hypothetical**	$1,000.00	$1,017.50	1.50%	$ 7.50
Institutional Class Actual	$1,000.00	$1,030.90	1.19%	$ 5.99
Institutional Class Hypothetical**	$1,000.00	$1,019.05	1.19%	$ 5.96

*
Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days for All-Cap Fund, SmallCap Fund, and MicroCap Fund in the most recent fiscal half year divided by 365 days in the current year.

**	5% return before expenses

This report and the financial statements contained herein are submitted for the general information of the shareholders of the All-Cap Fund, the SmallCap Fund and the MicroCap Fund (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.
Distributor: First Dominion Capital Corp., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, Phone 1-800-776-5459.
Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Investments in the Funds are subject to the following risks: market risk, small-cap, mid-cap and large-cap securities risk, management style risk, sector risk, issuer risk, ETF risks, and short-term investment risk. More information about these risks and other risks can be found in the Funds’ prospectus.
The performance information quoted in this Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain actual performance data regarding the Funds, including performance data current to the Funds’ most recent month-end, please call 1-800-673-0550.
An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. Copies of the prospectus are available by calling Commonwealth Fund Services at 1-800-653-2839. The prospectus should be read carefully before investing.
Stated performance in the Funds was achieved at some or all points during the period by Dalton, Greiner, Hartman, Maher & Co., LLC, (“DGHM”), the investment advisor to the Funds. DGHM waived or reimbursed part of the DGHM All-Cap Value Fund’s, DGHM V2000 SmallCap Value Fund’s and DGHM MicroCap Value Fund’s total expenses. Had DGHM not waived or reimbursed expenses of the Funds, the Funds’ performances would have been lower.
This Annual Report was first distributed to shareholders on or about April 30, 2018.
For more information on your DGHM All-Cap Value Fund, your DGHM V2000 SmallCap Value Fund or your DGHM MicroCap Value Fund, see our website at www.dghm.com or call Commonwealth Fund Services, Inc. toll-free at 1-800-653-2839.

Investment Advisor:
Dalton, Greiner, Hartman, Maher & Co., LLC
565 Fifth Avenue, Suite 2101
New York, New York 10017-2413
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115
Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)

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ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)  The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3)  At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $37,500 for 2018 and $37,500 for 2017.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2018 and $0 for 2017.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $7,500 for 2018 and $7,500 for 2017.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2018 and $0 for 2017.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant’s principal  accountant to the DGHM Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)           0%

(d)           NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2018 and $0 for 2017.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ David A Bogaert
David A Bogaert President (principal executive officer)
Date: May 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A Bogaert
David A Bogaert Principal Executive Officer
Date: May 9, 2018

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Financial Officer
Date: May 9, 2018

* Print the name and title of each signing officer under his or her signature.